INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
INCOME TAXES
Income tax benefits			$ 0
United States	$ (103,596)	$ (121,339)
Loss before income taxes	$ (103,596)	$ (121,339)